Investment Strategy	Mar. 30, 2026
XETFs NVDA DailyYield ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that, under normal market conditions, seeks to achieve its investment objective by investing at least 80% of its total assets in cash or cash equivalent securities, such as U.S. Treasury securities and short duration fixed-income ETFs, and securities and financial instruments that provide exposure to NVDA. For purposes of compliance with this investment policy, derivative instruments (i.e., total return swaps and options contracts) will be valued at their notional value.

The Fund generally seeks to remain fully invested at all times in financial instruments that provide exposure to NVDA equal to the Fund’s NAV, without regard to market conditions, trends or direction. The Fund seeks to achieve its primary investment objective by generally investing in one or more total return swaps designed to replicate the performance of NVDA. Generally, a total return swap is an agreement between two parties, pursuant to which one pays (and the other receives) an amount equal to the total return (including, typically, income and capital gains distributions, principal prepayment or credit losses) of an underlying reference asset in exchange for a regular payment, at a floating rate, at a fixed rate, or the total rate of return on another financial instrument. The Fund does not seek to rebalance its portfolio each day. In order to maintain exposure to NVDA that approximates the Fund’s NAV, the Fund will adjust the notional exposure to the Fund’s derivative instruments in response to changes in net assets, for example, in response to newly issued Creation Units or decreases from Creation Unit redemptions.

The Fund seeks to achieve its secondary investment objective of current income through the use of a synthetic covered call strategy that provides daily income from the sale of call options. In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security underlying the option at a specified exercise price. For physically settled options, the writer of an option has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security (put). For cash settled options, the writer of an option has the obligation upon exercise of the option to deliver cash equivalent to the difference between the strike price and the price of the underlying security. The Fund’s option writing strategy is a form of leveraged investing. The Fund is required to post collateral to ensure its performance to the option buyer when writing options.

On a daily basis, the Fund will generally sell call options with an expiration of one week or less. The Fund will, at market open, or shortly thereafter, on every business day, sell call options that utilize NVDA as the underlying reference asset with a strike price “at-the-money” or “out-of-the-money” of the market open price of NVDA. Then, immediately prior to or at market close, on each business day, the Fund will buy back the options to close its position. The income realized, if any, by the Fund will be the difference between the premium received from the Fund’s sold call option less the cost to purchase the call option at the close of trading for the day. The income generated by this strategy will be treated as short-term capital gains for federal income tax purposes. The Fund expects that it will generally sell call options with an underlying notional value of less than 25% of the Fund’s NAV, although the Fund may vary this exposure at its discretion.

In a traditional covered call strategy, an investor (such as the Fund) sells a call option on a security it already owns. The Fund generally expects to achieve its exposure to NVDA through total return swaps, although the Fund may invest up to 25% of its net assets in the common stock of NVDA. Because the Fund may not own the security underlying the option contract (i.e., the common stock of NVDA), the Fund’s strategy may be considered a “synthetic covered call strategy,” whereby the Fund seeks to synthetically replicate 100% of the price movements of NVDA through the use of derivative instruments.

Through its use of derivative instruments on NVDA or purchasing shares of NVDA directly, the Fund seeks to gain exposure to the price movements experienced by NVDA on a one-to-one basis. However, the Fund’s sale of call options to generate income will potentially limit the degree to which the Fund will participate in any gains on the notional amount of its short call exposure because the Fund will not participate in increases in value beyond the strike price of the option for that portion of the portfolio over the course of a business day. The Fund does not expect to maintain overnight exposure to sold call options, and the full NAV of the Fund’s portfolio will be exposed to movement of NVDA overnight until options are sold the following business day. This strategy effectively converts a portion of the daily potential upside return of NVDA into current income. Additionally, to the extent that NVDA lost value on a given day, such loss will be offset to some degree by the premiums earned by the Fund on its sold call options. As a result, the Fund’s overall strategy will limit the Fund’s participation in gains in the stock price of NVDA beyond a certain point.

To implement the covered call options strategy, the Fund may sell exchange-traded options, over-the-counter option contracts and/or FLexible EXchange® options (“FLEX Options”). Traditional exchange-traded options have standardized terms, the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC. Over-the-counter options contracts are not guaranteed for settlement and are subject to counterparty risk. The ability to terminate over-the-counter option positions is more limited than with exchange-traded option positions because the predominant market is the issuing broker rather than an exchange and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations.

The Fund intends to make weekly distribution payments to shareholders. A portion of these weekly distributions will likely be characterized as return of capital. Return of capital represents a return of a portion of a Fund shareholder’s invested capital and is not the equivalent of dividend yield. Return of capital distributions will reduce an investor’s cost basis and may result in higher capital gains upon sale.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in (or substantially exposed to) the same industry as that assigned to NVDA. As of the date of the Prospectus, NVDA is assigned to the semiconductors & semiconductor equipment industry group.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment. There is no guarantee that the Fund will be successful in its attempt to pay weekly distributions or consistent exposure to NVDA. An investment in the Fund is not an investment in NVDA. The Fund’s strategy will not capture all potential gains if NVDA’s share price increases in value. The Fund’s strategy is subject to all potential losses if NVDA’s share price decreases in value, which may not be offset by premium income received by the Fund.

Additional Information on NVDA

Nvidia Corporation is a technology company. As disclosed on its most recent Form 10-K filing dated January 25, 2026, NVDA operates two core business lines. The “Compute & Networking” segment includes data center accelerated computing platforms and artificial intelligence (“AI”) solutions and software; networking; automotive platforms and autonomous and electric vehicle solutions; Jetson for robotics and other embedded platforms; and DGX Cloud computing services. The “Graphics” segment includes GeForce graphics processing units (“GPUs”) for gaming and PCs, the GeForce NOW game streaming service and related infrastructure, and solutions for gaming platforms; Quadro/NVIDIA RTX GPUs for enterprise workstation graphics; virtual GPU, or vGPU, software for cloud-based visual and virtual computing; automotive platforms for infotainment systems; and Omniverse Enterprise software for building and operating industrial AI and digital twin applications. Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in (or substantially exposed to) the same industry as that assigned to NVDA.

Nvidia Corporation is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Nvidia Corporation pursuant to the Exchange Act can be located by reference to the SEC file number 000-23985 through the SEC’s website at www.sec.gov. In addition, information regarding Nvidia Corporation may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding Nvidia Corporation from the publicly available documents described above. Neither the Fund, the Trust, the Adviser, the Sub-Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser, the Sub-Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Nvidia Corporation is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of NVDA have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Nvidia Corporation could affect the value of the Fund’s investments with respect to NVDA and therefore the value of the Fund. Lastly, neither the Fund, the Trust, the Adviser nor the Sub-Adviser, nor any of their respective affiliates, make any representations investors as to the performance of NVDA.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	under normal market conditions, seeks to achieve its investment objective by investing at least 80% of its total assets in cash or cash equivalent securities, such as U.S. Treasury securities and short duration fixed-income ETFs, and securities and financial instruments that provide exposure to NVDA.
XETFs MSTR DailyYield ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that, under normal market conditions, seeks to achieve its investment objective by investing at least 80% of its total assets in cash or cash equivalent securities, such as U.S. Treasury securities and short duration fixed-income ETFs, and securities and financial instruments that provide exposure to MSTR. For purposes of compliance with this investment policy, derivative instruments (i.e., total return swaps and options contracts) will be valued at their notional value.

The Fund generally seeks to remain fully invested at all times in financial instruments that provide exposure to MSTR equal to the Fund’s NAV, without regard to market conditions, trends or direction. The Fund seeks to achieve its primary investment objective by generally investing in one or more total return swaps designed to replicate the performance of MSTR. Generally, a total return swap is an agreement between two parties, pursuant to which one pays (and the other receives) an amount equal to the total return (including, typically, income and capital gains distributions, principal prepayment or credit losses) of an underlying reference asset in exchange for a regular payment, at a floating rate, at a fixed rate, or the total rate of return on another financial instrument. The Fund does not seek to rebalance its portfolio each day. In order to maintain exposure to MSTR that approximates the Fund’s NAV, the Fund will adjust the notional exposure to the Fund’s derivative instruments in response to changes in net assets, for example, in response to newly issued Creation Units or decreases from Creation Unit redemptions.

The Fund seeks to achieve its secondary investment objective of current income through the use of a synthetic covered call strategy that provides daily income from the sale of call options. In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security underlying the option at a specified exercise price. For physically settled options, the writer of an option has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security (put). For cash settled options, the writer of an option has the obligation upon exercise of the option to deliver cash equivalent to the difference between the strike price and the price of the underlying security. The Fund’s option writing strategy is a form of leveraged investing. The Fund is required to post collateral to ensure its performance to the option buyer when writing options.

On a daily basis, the Fund will generally sell call options with an expiration of one week or less. The Fund will, at market open, or shortly thereafter, on every business day, sell call options that utilize MSTR as the underlying reference asset with a strike price “at-the-money” or “out-of-the-money” of the market open price of MSTR. Then, immediately prior to or at market close, on each business day, the Fund will buy back the options to close its position. The income realized, if any, by the Fund will be the difference between the premium received from the Fund’s sold call option less the cost to purchase the call option at the close of trading for the day. The income generated by this strategy will be treated as short-term capital gains for federal income tax purposes. The Fund expects that it will generally sell call options with an underlying notional value of less than 25% of the Fund’s NAV, although the Fund may vary this exposure at its discretion.

In a traditional covered call strategy, an investor (such as the Fund) sells a call option on a security it already owns. The Fund generally expects to achieve its exposure to MSTR through total return swaps, although the Fund may invest up to 25% of its net assets in the common stock of MSTR. Because the Fund may not own the security underlying the option contract (i.e., the common stock of MSTR), the Fund’s strategy may be considered a “synthetic covered call strategy,” whereby the Fund seeks to synthetically replicate 100% of the price movements of MSTR through the use of derivative instruments.

Through its use of derivative instruments on MSTR or purchasing shares of MSTR directly, the Fund seeks to gain exposure to the price movements experienced by MSTR on a one-to-one basis. However, the Fund’s sale of call options to generate income will potentially limit the degree to which the Fund will participate in any gains on the notional amount of its short call exposure because the Fund will not participate in increases in value beyond the strike price of the option for that portion of the portfolio over the course of a business day. The Fund does not expect to maintain overnight exposure to sold call options, and the full NAV of the Fund’s portfolio will be exposed to movement of MSTR overnight until options are sold the following business day. This strategy effectively converts a portion of the daily potential upside return of MSTR into current income. Additionally, to the extent that MSTR lost value on a given day, such loss will be offset to some degree by the premiums earned by the Fund on its sold call options. As a result, the Fund’s overall strategy will limit the Fund’s participation in gains in the stock price of MSTR beyond a certain point.

To implement the covered call options strategy, the Fund may sell exchange-traded options, over-the-counter option contracts and/or FLexible EXchange® options (“FLEX Options”). Traditional exchange-traded options have standardized terms, the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC. Over-the-counter options contracts are not guaranteed for settlement and are subject to counterparty risk. The ability to terminate over-the-counter option positions is more limited than with exchange-traded option positions because the predominant market is the issuing broker rather than an exchange and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations.

The Fund intends to make weekly distribution payments to shareholders. A portion of these weekly distributions will likely be characterized as return of capital. Return of capital represents a return of a portion of a Fund shareholder’s invested capital and is not the equivalent of dividend yield. Return of capital distributions will reduce an investor’s cost basis and may result in higher capital gains upon sale.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in (or substantially exposed to) the same industry as that assigned to MSTR. As of the date of the Prospectus, MSTR is assigned to the software & services industry group.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment. There is no guarantee that the Fund will be successful in its attempt to pay weekly distributions or consistent exposure to MSTR. An investment in the Fund is not an investment in MSTR. The Fund’s strategy will not capture all potential gains if MSTR’s share price increases in value. The Fund’s strategy is subject to all potential losses if MSTR’s share price decreases in value, which may not be offset by premium income received by the Fund.

Additional Information on MSTR

Strategy Inc. is a software company. As disclosed on its most recent Form 10-K filing dated December 31, 2025, MSTR is a publicly traded company that has adopted bitcoin as its primary treasury reserve asset. In addition, MSTR provides industry-leading AI-powered enterprise analytics software, leverages its development capabilities to explore innovation in bitcoin applications, and integrating analytics expertise with MSTR’s commitment to digital asset growth. A primary source of MSTR’s value is the amount of bitcoin it holds. Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in (or substantially exposed to) the same industry as that assigned to MSTR.

Strategy Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Strategy Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 001-42509 through the SEC’s website at www.sec.gov. In addition, information regarding Strategy Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding Strategy Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser, the Sub-Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser, the Sub-Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Strategy Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of MSTR have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Strategy Inc. could affect the value of the Fund’s investments with respect to MSTR and therefore the value of the Fund. Lastly, neither the Fund, the Trust, the Adviser nor the Sub-Adviser, nor any of their respective affiliates, make any representations investors as to the performance of MSTR.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	under normal market conditions, seeks to achieve its investment objective by investing at least 80% of its total assets in cash or cash equivalent securities, such as U.S. Treasury securities and short duration fixed-income ETFs, and securities and financial instruments that provide exposure to MSTR.
XETFs BMNR DailyYield ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that, under normal market conditions, seeks to achieve its investment objective by investing at least 80% of its total assets in cash or cash equivalent securities, such as U.S. Treasury securities and short duration fixed-income ETFs, and securities and financial instruments that provide exposure to BMNR. For purposes of compliance with this investment policy, derivative instruments (i.e., total return swaps and options contracts) will be valued at their notional value.

The Fund generally seeks to remain fully invested at all times in financial instruments that provide exposure to BMNR equal to the Fund’s NAV, without regard to market conditions, trends or direction. The Fund seeks to achieve its primary investment objective by generally investing in one or more total return swaps designed to replicate the performance of BMNR. Generally, a total return swap is an agreement between two parties, pursuant to which one pays (and the other receives) an amount equal to the total return (including, typically, income and capital gains distributions, principal prepayment or credit losses) of an underlying reference asset in exchange for a regular payment, at a floating rate, at a fixed rate, or the total rate of return on another financial instrument. The Fund does not seek to rebalance its portfolio each day. In order to maintain exposure to BMNR that approximates the Fund’s NAV, the Fund will adjust the notional exposure to the Fund’s derivative instruments in response to changes in net assets, for example, in response to newly issued Creation Units or decreases from Creation Unit redemptions.

The Fund seeks to achieve its secondary investment objective of current income through the use of a synthetic covered call strategy that provides daily income from the sale of call options. In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security underlying the option at a specified exercise price. For physically settled options, the writer of an option has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security (put). For cash settled options, the writer of an option has the obligation upon exercise of the option to deliver cash equivalent to the difference between the strike price and the price of the underlying security. The Fund’s option writing strategy is a form of leveraged investing. The Fund is required to post collateral to ensure its performance to the option buyer when writing options.

On a daily basis, the Fund will generally sell call options with an expiration of one week or less. The Fund will, at market open, or shortly thereafter, on every business day, sell call options that utilize BMNR as the underlying reference asset with a strike price “at-the-money” or “out-of-the-money” of the market open price of BMNR. Then, immediately prior to or at market close, on each business day, the Fund will buy back the options to close its position. The income realized, if any, by the Fund will be the difference between the premium received from the Fund’s sold call option less the cost to purchase the call option at the close of trading for the day. The income generated by this strategy will be treated as short-term capital gains for federal income tax purposes. The Fund expects that it will generally sell call options with an underlying notional value of less than 25% of the Fund’s NAV, although the Fund may vary this exposure at its discretion.

In a traditional covered call strategy, an investor (such as the Fund) sells a call option on a security it already owns. The Fund generally expects to achieve its exposure to BMNR through total return swaps, although the Fund may invest up to 25% of its net assets in the common stock of BMNR. Because the Fund may not own the security underlying the option contract (i.e., the common stock of BMNR), the Fund’s strategy may be considered a “synthetic covered call strategy,” whereby the Fund seeks to synthetically replicate 100% of the price movements of BMNR through the use of derivative instruments.

Through its use of derivative instruments on BMNR or purchasing shares of BMNR directly, the Fund seeks to gain exposure to the price movements experienced by BMNR on a one-to-one basis. However, the Fund’s sale of call options to generate income will potentially limit the degree to which the Fund will participate in any gains on the notional amount of its short call exposure because the Fund will not participate in increases in value beyond the strike price of the option for that portion of the portfolio over the course of a business day. The Fund does not expect to maintain overnight exposure to sold call options, and the full NAV of the Fund’s portfolio will be exposed to movement of BMNR overnight until options are sold the following business day. This strategy effectively converts a portion of the daily potential upside return of BMNR into current income. Additionally, to the extent that BMNR lost value on a given day, such loss will be offset to some degree by the premiums earned by the Fund on its sold call options. As a result, the Fund’s overall strategy will limit the Fund’s participation in gains in the stock price of BMNR beyond a certain point.

To implement the covered call options strategy, the Fund may sell exchange-traded options, over-the-counter option contracts and/or FLexible EXchange® options (“FLEX Options”). Traditional exchange-traded options have standardized terms, the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC. Over-the-counter options contracts are not guaranteed for settlement and are subject to counterparty risk. The ability to terminate over-the-counter option positions is more limited than with exchange-traded option positions because the predominant market is the issuing broker rather than an exchange and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations.

The Fund intends to make weekly distribution payments to shareholders. A portion of these weekly distributions will likely be characterized as return of capital. Return of capital represents a return of a portion of a Fund shareholder’s invested capital and is not the equivalent of dividend yield. Return of capital distributions will reduce an investor’s cost basis and may result in higher capital gains upon sale.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in (or substantially exposed to) the same industry as that assigned to BMNR. As of the date of the Prospectus, BMNR is assigned to the software & services industry group.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment. There is no guarantee that the Fund will be successful in its attempt to pay weekly distributions or consistent exposure to BMNR. An investment in the Fund is not an investment in BMNR. The Fund’s strategy will not capture all potential gains if BMNR’s share price increases in value. The Fund’s strategy is subject to all potential losses if BMNR’s share price decreases in value, which may not be offset by premium income received by the Fund.

Additional Information on BMNR

Bitmine Immersion Technologies, Inc. is a U.S.-based digital asset technology company. As disclosed on its most recent Form 10-K filing dated August 31, 2025, BMNR is focused on acquiring, holding and actively managing ETH as its primary treasury reserve asset. Beginning in the third calendar quarter of 2025, BMNR management reoriented the business to prioritize (i) ethereum (“ETH”) treasury operations; (ii) bitcoin (“BTC”) ecosystem services, including consulting and advisory engagements and equipment leasing; (iii) facilitation and optimization of third-party power and hosting arrangements; and (iv) disciplined BTC treasury management while winding down proprietary self-mining exposure and deferring new site buildouts. From 2021 through mid-2025, BMNR built and operated sites utilizing immersion cooling, conducted self-mining, provided hosting/mining-as-a-service, leased, and sold equipment and related infrastructure. Beginning in the third calendar quarter of 2025, BMNR management refined the business to prioritize (i) digital asset ecosystem services (including consulting/advisory), and (ii) disciplined digital asset treasury management, while winding down proprietary self-mining exposure and deferring new site buildouts.

Bitmine Immersion Technologies, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Bitmine Immersion Technologies, Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 001-42675 through the SEC’s website at www.sec.gov. In addition, information regarding Bitmine Immersion Technologies, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding Bitmine Immersion Technologies, Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser, the Sub-Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser, the Sub-Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Bitmine Immersion Technologies, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of BMNR have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Bitmine Immersion Technologies, Inc. could affect the value of the Fund’s investments with respect to BMNR and therefore the value of the Fund. Lastly, neither the Fund, the Trust, the Adviser nor the Sub-Adviser, nor any of their respective affiliates, make any representations investors as to the performance of BMNR.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	under normal market conditions, seeks to achieve its investment objective by investing at least 80% of its total assets in cash or cash equivalent securities, such as U.S. Treasury securities and short duration fixed-income ETFs, and securities and financial instruments that provide exposure to BMNR.
XETFs HOOD DailyYield ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that, under normal market conditions, seeks to achieve its investment objective by investing at least 80% of its total assets in cash or cash equivalent securities, such as U.S. Treasury securities and short duration fixed-income ETFs, and securities and financial instruments that provide exposure to HOOD. For purposes of compliance with this investment policy, derivative instruments (i.e., total return swaps and options contracts) will be valued at their notional value.

The Fund generally seeks to remain fully invested at all times in financial instruments that provide exposure to HOOD equal to the Fund’s NAV, without regard to market conditions, trends or direction. The Fund seeks to achieve its primary investment objective by generally investing in one or more total return swaps designed to replicate the performance of HOOD. Generally, a total return swap is an agreement between two parties, pursuant to which one pays (and the other receives) an amount equal to the total return (including, typically, income and capital gains distributions, principal prepayment or credit losses) of an underlying reference asset in exchange for a regular payment, at a floating rate, at a fixed rate, or the total rate of return on another financial instrument. The Fund does not seek to rebalance its portfolio each day. In order to maintain exposure to HOOD that approximates the Fund’s NAV, the Fund will adjust the notional exposure to the Fund’s derivative instruments in response to changes in net assets, for example, in response to newly issued Creation Units or decreases from Creation Unit redemptions.

The Fund seeks to achieve its secondary investment objective of current income through the use of a synthetic covered call strategy that provides daily income from the sale of call options. In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security underlying the option at a specified exercise price. For physically settled options, the writer of an option has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security (put). For cash settled options, the writer of an option has the obligation upon exercise of the option to deliver cash equivalent to the difference between the strike price and the price of the underlying security. The Fund’s option writing strategy is a form of leveraged investing. The Fund is required to post collateral to ensure its performance to the option buyer when writing options.

On a daily basis, the Fund will generally sell call options with an expiration of one week or less. The Fund will, at market open, or shortly thereafter, on every business day, sell call options that utilize HOOD as the underlying reference asset with a strike price “at-the-money” or “out-of-the-money” of the market open price of HOOD. Then, immediately prior to or at market close, on each business day, the Fund will buy back the options to close its position. The income realized, if any, by the Fund will be the difference between the premium received from the Fund’s sold call option less the cost to purchase the call option at the close of trading for the day. The income generated by this strategy will be treated as short-term capital gains for federal income tax purposes. The Fund expects that it will generally sell call options with an underlying notional value of less than 25% of the Fund’s NAV, although the Fund may vary this exposure at its discretion.

In a traditional covered call strategy, an investor (such as the Fund) sells a call option on a security it already owns. The Fund generally expects to achieve its exposure to HOOD through total return swaps, although the Fund may invest up to 25% of its net assets in the common stock of HOOD. Because the Fund may not own the security underlying the option contract (i.e., the common stock of HOOD), the Fund’s strategy may be considered a “synthetic covered call strategy,” whereby the Fund seeks to synthetically replicate 100% of the price movements of HOOD through the use of derivative instruments.

Through its use of derivative instruments on HOOD or purchasing shares of HOOD directly, the Fund seeks to gain exposure to the price movements experienced by HOOD on a one-to-one basis. However, the Fund’s sale of call options to generate income will potentially limit the degree to which the Fund will participate in any gains on the notional amount of its short call exposure because the Fund will not participate in increases in value beyond the strike price of the option for that portion of the portfolio over the course of a business day. The Fund does not expect to maintain overnight exposure to sold call options, and the full NAV of the Fund’s portfolio will be exposed to movement of HOOD overnight until options are sold the following business day. This strategy effectively converts a portion of the daily potential upside return of HOOD into current income. Additionally, to the extent that HOOD lost value on a given day, such loss will be offset to some degree by the premiums earned by the Fund on its sold call options. As a result, the Fund’s overall strategy will limit the Fund’s participation in gains in the stock price of HOOD beyond a certain point.

To implement the covered call options strategy, the Fund may sell exchange-traded options, over-the-counter option contracts and/or FLexible EXchange® options (“FLEX Options”). Traditional exchange-traded options have standardized terms, the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC. Over-the-counter options contracts are not guaranteed for settlement and are subject to counterparty risk. The ability to terminate over-the-counter option positions is more limited than with exchange-traded option positions because the predominant market is the issuing broker rather than an exchange and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations.

The Fund intends to make weekly distribution payments to shareholders. A portion of these weekly distributions will likely be characterized as return of capital. Return of capital represents a return of a portion of a Fund shareholder’s invested capital and is not the equivalent of dividend yield. Return of capital distributions will reduce an investor’s cost basis and may result in higher capital gains upon sale.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in (or substantially exposed to) the same industry as that assigned to HOOD. As of the date of the Prospectus, HOOD is assigned to the financial services industry group.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment. There is no guarantee that the Fund will be successful in its attempt to pay weekly distributions or consistent exposure to HOOD. An investment in the Fund is not an investment in HOOD. The Fund’s strategy will not capture all potential gains if HOOD’s share price increases in value. The Fund’s strategy is subject to all potential losses if HOOD’s share price decreases in value, which may not be offset by premium income received by the Fund.

Additional Information on HOOD

Robinhood Markets, Inc. is brokerage platform known for its commission-free trading software application that allows users to invest in stocks, ETFs, options, and cryptocurrencies. As disclosed on its most recent Form 10-K filing dated December 31, 2025, HOOD offers a brokerage platform that allows customers to invest commission-free in U.S.-listed stocks and exchange traded funds (“ETFs”), as well as related options and American Depository Receipts (“ADR”); and which includes offers ancillary to securities brokerage such as access to margin, securities lending, and cash sweep programs. HOOD also offers futures trading and cryptocurrency trading and custody. Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in (or substantially exposed to) the same industry as that assigned to HOOD.

Robinhood Markets Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Robinhood Markets Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 001-40691 through the SEC’s website at www.sec.gov. In addition, information regarding Robinhood Markets Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding Robinhood Markets, Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser, the Sub-Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser, the Sub-Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Robinhood Markets, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of HOOD have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Robinhood Markets, Inc. could affect the value of the Fund’s investments with respect to HOOD and therefore the value of the Fund. Lastly, neither the Fund, the Trust, the Adviser nor the Sub-Adviser, nor any of their respective affiliates, make any representations investors as to the performance of HOOD.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	under normal market conditions, seeks to achieve its investment objective by investing at least 80% of its total assets in cash or cash equivalent securities, such as U.S. Treasury securities and short duration fixed-income ETFs, and securities and financial instruments that provide exposure to HOOD.
XETFs PLTR DailyYield ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that, under normal market conditions, seeks to achieve its investment objective by investing at least 80% of its total assets in cash or cash equivalent securities, such as U.S. Treasury securities and short duration fixed-income ETFs, and securities and financial instruments that provide exposure to PLTR. For purposes of compliance with this investment policy, derivative instruments (i.e., total return swaps and options contracts) will be valued at their notional value.

The Fund generally seeks to remain fully invested at all times in financial instruments that provide exposure to PLTR equal to the Fund’s NAV, without regard to market conditions, trends or direction. The Fund seeks to achieve its primary investment objective by generally investing in one or more total return swaps designed to replicate the performance of PLTR. Generally, a total return swap is an agreement between two parties, pursuant to which one pays (and the other receives) an amount equal to the total return (including, typically, income and capital gains distributions, principal prepayment or credit losses) of an underlying reference asset in exchange for a regular payment, at a floating rate, at a fixed rate, or the total rate of return on another financial instrument. The Fund does not seek to rebalance its portfolio each day. In order to maintain exposure to PLTR that approximates the Fund’s NAV, the Fund will adjust the notional exposure to the Fund’s derivative instruments in response to changes in net assets, for example, in response to newly issued Creation Units or decreases from Creation Unit redemptions.

The Fund seeks to achieve its secondary investment objective of current income through the use of a synthetic covered call strategy that provides daily income from the sale of call options. In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security underlying the option at a specified exercise price. For physically settled options, the writer of an option has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security (put). For cash settled options, the writer of an option has the obligation upon exercise of the option to deliver cash equivalent to the difference between the strike price and the price of the underlying security. The Fund’s option writing strategy is a form of leveraged investing. The Fund is required to post collateral to ensure its performance to the option buyer when writing options.

On a daily basis, the Fund will generally sell call options with an expiration of one week or less. The Fund will, at market open, or shortly thereafter, on every business day, sell call options that utilize PLTR as the underlying reference asset with a strike price “at-the-money” or “out-of-the-money” of the market open price of PLTR. Then, immediately prior to or at market close, on each business day, the Fund will buy back the options to close its position. The income realized, if any, by the Fund will be the difference between the premium received from the Fund’s sold call option less the cost to purchase the call option at the close of trading for the day. The income generated by this strategy will be treated as short-term capital gains for federal income tax purposes. The Fund expects that it will generally sell call options with an underlying notional value of less than 25% of the Fund’s NAV, although the Fund may vary this exposure at its discretion.

In a traditional covered call strategy, an investor (such as the Fund) sells a call option on a security it already owns. The Fund generally expects to achieve its exposure to PLTR through total return swaps, although the Fund may invest up to 25% of its net assets in the common stock of PLTR. Because the Fund may not own the security underlying the option contract (i.e., the common stock of PLTR), the Fund’s strategy may be considered a “synthetic covered call strategy,” whereby the Fund seeks to synthetically replicate 100% of the price movements of PLTR through the use of derivative instruments.

Through its use of derivative instruments on PLTR or purchasing shares of PLTR directly, the Fund seeks to gain exposure to the price movements experienced by PLTR on a one-to-one basis. However, the Fund’s sale of call options to generate income will potentially limit the degree to which the Fund will participate in any gains on the notional amount of its short call exposure because the Fund will not participate in increases in value beyond the strike price of the option for that portion of the portfolio over the course of a business day. The Fund does not expect to maintain overnight exposure to sold call options, and the full NAV of the Fund’s portfolio will be exposed to movement of PLTR overnight until options are sold the following business day. This strategy effectively converts a portion of the daily potential upside return of PLTR into current income. Additionally, to the extent that PLTR lost value on a given day, such loss will be offset to some degree by the premiums earned by the Fund on its sold call options. As a result, the Fund’s overall strategy will limit the Fund’s participation in gains in the stock price of PLTR beyond a certain point.

To implement the covered call options strategy, the Fund may sell exchange-traded options, over-the-counter option contracts and/or FLexible EXchange® options (“FLEX Options”). Traditional exchange-traded options have standardized terms, the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC. Over-the-counter options contracts are not guaranteed for settlement and are subject to counterparty risk. The ability to terminate over-the-counter option positions is more limited than with exchange-traded option positions because the predominant market is the issuing broker rather than an exchange and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations.

The Fund intends to make weekly distribution payments to shareholders. A portion of these weekly distributions will likely be characterized as return of capital. Return of capital represents a return of a portion of a Fund shareholder’s invested capital and is not the equivalent of dividend yield. Return of capital distributions will reduce an investor’s cost basis and may result in higher capital gains upon sale.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in (or substantially exposed to) the same industry as that assigned to PLTR. As of the date of the Prospectus, PLTR is assigned to the software & services industry group.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment. There is no guarantee that the Fund will be successful in its attempt to pay weekly distributions or consistent exposure to PLTR. An investment in the Fund is not an investment in PLTR. The Fund’s strategy will not capture all potential gains if PLTR’s share price increases in value. The Fund’s strategy is subject to all potential losses if PLTR’s share price decreases in value, which may not be offset by premium income received by the Fund.

Additional Information on PLTR

Palantir Technologies Inc. is a software company. As disclosed on its most recent Form 10-K filing dated December 31, 2025, PLTR operates four principal software platforms that, in summary, enable institutions to transform massive amounts of information into an integrated data asset that reflects their operation.

PLTR’s software platforms provide the critical infrastructure needed to integrate customer data and operations and run their software in virtually any environment. Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in (or substantially exposed to) the same industry as that assigned to PLTR.

Palantir Technologies Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Palantir Technologies Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 001-39540 through the SEC’s website at www.sec.gov. In addition, information regarding Palantir Technologies Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding Palantir Technologies Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser, the Sub-Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser, the Sub-Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Palantir Technologies Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of PLTR have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Palantir Technologies Inc. could affect the value of the Fund’s investments with respect to PLTR and therefore the value of the Fund. Lastly, neither the Fund, the Trust, the Adviser nor the Sub-Adviser, nor any of their respective affiliates, make any representations investors as to the performance of PLTR.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	under normal market conditions, seeks to achieve its investment objective by investing at least 80% of its total assets in cash or cash equivalent securities, such as U.S. Treasury securities and short duration fixed-income ETFs, and securities and financial instruments that provide exposure to PLTR.
XETFs TSLA DailyYield ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that, under normal market conditions, seeks to achieve its investment objective by investing at least 80% of its total assets in cash or cash equivalent securities, such as U.S. Treasury securities and short duration fixed-income ETFs, and securities and financial instruments that provide exposure to TSLA. For purposes of compliance with this investment policy, derivative instruments (i.e., total return swaps and options contracts) will be valued at their notional value.

The Fund generally seeks to remain fully invested at all times in financial instruments that provide exposure to TSLA equal to the Fund’s NAV, without regard to market conditions, trends or direction. The Fund seeks to achieve its primary investment objective by generally investing in one or more total return swaps designed to replicate the performance of TSLA. Generally, a total return swap is an agreement between two parties, pursuant to which one pays (and the other receives) an amount equal to the total return (including, typically, income and capital gains distributions, principal prepayment or credit losses) of an underlying reference asset in exchange for a regular payment, at a floating rate, at a fixed rate, or the total rate of return on another financial instrument. The Fund does not seek to rebalance its portfolio each day. In order to maintain exposure to TSLA that approximates the Fund’s NAV, the Fund will adjust the notional exposure to the Fund’s derivative instruments in response to changes in net assets, for example, in response to newly issued Creation Units or decreases from Creation Unit redemptions.

The Fund seeks to achieve its secondary investment objective of current income through the use of a synthetic covered call strategy that provides daily income from the sale of call options. In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security underlying the option at a specified exercise price. For physically settled options, the writer of an option has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security (put). For cash settled options, the writer of an option has the obligation upon exercise of the option to deliver cash equivalent to the difference between the strike price and the price of the underlying security. The Fund’s option writing strategy is a form of leveraged investing. The Fund is required to post collateral to ensure its performance to the option buyer when writing options.

On a daily basis, the Fund will generally sell call options with an expiration of one week or less. The Fund will, at market open, or shortly thereafter, on every business day, sell call options that utilize TSLA as the underlying reference asset with a strike price “at-the-money” or “out-of-the-money” of the market open price of TSLA. Then, immediately prior to or at market close, on each business day, the Fund will buy back the options to close its position. The income realized, if any, by the Fund will be the difference between the premium received from the Fund’s sold call option less the cost to purchase the call option at the close of trading for the day. The income generated by this strategy will be treated as short-term capital gains for federal income tax purposes. The Fund expects that it will generally sell call options with an underlying notional value of less than 25% of the Fund’s NAV, although the Fund may vary this exposure at its discretion.

In a traditional covered call strategy, an investor (such as the Fund) sells a call option on a security it already owns. The Fund generally expects to achieve its exposure to TSLA through total return swaps, although the Fund may invest up to 25% of its net assets in the common stock of TSLA. Because the Fund may not own the security underlying the option contract (i.e., the common stock of TSLA), the Fund’s strategy may be considered a “synthetic covered call strategy,” whereby the Fund seeks to synthetically replicate 100% of the price movements of TSLA through the use of derivative instruments.

Through its use of derivative instruments on TSLA or purchasing shares of TSLA directly, the Fund seeks to gain exposure to the price movements experienced by TSLA on a one-to-one basis. However, the Fund’s sale of call options to generate income will potentially limit the degree to which the Fund will participate in any gains on the notional amount of its short call exposure because the Fund will not participate in increases in value beyond the strike price of the option for that portion of the portfolio over the course of a business day. The Fund does not expect to maintain overnight exposure to sold call options, and the full NAV of the Fund’s portfolio will be exposed to movement of TSLA overnight until options are sold the following business day. This strategy effectively converts a portion of the daily potential upside return of TSLA into current income. Additionally, to the extent that TSLA lost value on a given day, such loss will be offset to some degree by the premiums earned by the Fund on its sold call options. As a result, the Fund’s overall strategy will limit the Fund’s participation in gains in the stock price of TSLA beyond a certain point.

To implement the covered call options strategy, the Fund may sell exchange-traded options, over-the-counter option contracts and/or FLexible EXchange® options (“FLEX Options”). Traditional exchange-traded options have standardized terms, the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC. Over-the-counter options contracts are not guaranteed for settlement and are subject to counterparty risk. The ability to terminate over-the-counter option positions is more limited than with exchange-traded option positions because the predominant market is the issuing broker rather than an exchange and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations.

The Fund intends to make weekly distribution payments to shareholders. A portion of these weekly distributions will likely be characterized as return of capital. Return of capital represents a return of a portion of a Fund shareholder’s invested capital and is not the equivalent of dividend yield. Return of capital distributions will reduce an investor’s cost basis and may result in higher capital gains upon sale.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in (or substantially exposed to) the same industry as that assigned to TSLA. As of the date of the Prospectus, TSLA is assigned to the electric and autonomous vehicle industry group.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment. There is no guarantee that the Fund will be successful in its attempt to pay weekly distributions or consistent exposure to TSLA. An investment in the Fund is not an investment in TSLA. The Fund’s strategy will not capture all potential gains if TSLA’s share price increases in value. The Fund’s strategy is subject to all potential losses if TSLA’s share price decreases in value, which may not be offset by premium income received by the Fund.

Additional Information on TSLA

Tesla, Inc. is an electric vehicle and energy generation and storage systems manufacturing company. As disclosed on its most recent Form 10-K filing dated December 31, 2025, TSLA’s automotive division currently manufactures five different consumer vehicles and is in early stage production for additional vehicles. Additionally, TSLA offers home or small commercial application energy storage products that it sells directly to consumers or though channel partners, as well as retrofit solar energy systems to customers and channel partners. TSLA also offers financial services, including automotive leasing and/or loan financing arrangements for its vehicles, automotive insurance, and energy generation and storage financing. Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in (or substantially exposed to) the same industry as that assigned to TSLA.

Tesla, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Tesla, Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 001-34756 through the SEC’s website at www.sec.gov. In addition, information regarding Tesla, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding Tesla, Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser, the Sub-Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser, the Sub-Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Tesla, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of TSLA have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Tesla, Inc. could affect the value of the Fund’s investments with respect to TSLA and therefore the value of the Fund. Lastly, neither the Fund, the Trust, the Adviser nor the Sub-Adviser, nor any of their respective affiliates, make any representations investors as to the performance of TSLA.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	under normal market conditions, seeks to achieve its investment objective by investing at least 80% of its total assets in cash or cash equivalent securities, such as U.S. Treasury securities and short duration fixed-income ETFs, and securities and financial instruments that provide exposure to TSLA.
XETFs COIN DailyYield ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that, under normal market conditions, seeks to achieve its investment objective by investing at least 80% of its total assets in cash or cash equivalent securities, such as U.S. Treasury securities and short duration fixed-income ETFs, and securities and financial instruments that provide exposure to COIN. For purposes of compliance with this investment policy, derivative instruments (i.e., total return swaps and options contracts) will be valued at their notional value.

The Fund generally seeks to remain fully invested at all times in financial instruments that provide exposure to COIN equal to the Fund’s NAV, without regard to market conditions, trends or direction. The Fund seeks to achieve its primary investment objective by generally investing in one or more total return swaps designed to replicate the performance of COIN. Generally, a total return swap is an agreement between two parties, pursuant to which one pays (and the other receives) an amount equal to the total return (including, typically, income and capital gains distributions, principal prepayment or credit losses) of an underlying reference asset in exchange for a regular payment, at a floating rate, at a fixed rate, or the total rate of return on another financial instrument. The Fund does not seek to rebalance its portfolio each day. In order to maintain exposure to COIN that approximates the Fund’s NAV, the Fund will adjust the notional exposure to the Fund’s derivative instruments in response to changes in net assets, for example, in response to newly issued Creation Units or decreases from Creation Unit redemptions.

The Fund seeks to achieve its secondary investment objective of current income through the use of a synthetic covered call strategy that provides daily income from the sale of call options. In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security underlying the option at a specified exercise price. For physically settled options, the writer of an option has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security (put). For cash settled options, the writer of an option has the obligation upon exercise of the option to deliver cash equivalent to the difference between the strike price and the price of the underlying security. The Fund’s option writing strategy is a form of leveraged investing. The Fund is required to post collateral to ensure its performance to the option buyer when writing options.

On a daily basis, the Fund will generally sell call options with an expiration of one week or less. The Fund will, at market open, or shortly thereafter, on every business day, sell call options that utilize COIN as the underlying reference asset with a strike price “at-the-money” or “out-of-the-money” of the market open price of COIN. Then, immediately prior to or at market close, on each business day, the Fund will buy back the options to close its position. The income realized, if any, by the Fund will be the difference between the premium received from the Fund’s sold call option less the cost to purchase the call option at the close of trading for the day. The income generated by this strategy will be treated as short-term capital gains for federal income tax purposes. The Fund expects that it will generally sell call options with an underlying notional value of less than 25% of the Fund’s NAV, although the Fund may vary this exposure at its discretion.

In a traditional covered call strategy, an investor (such as the Fund) sells a call option on a security it already owns. The Fund generally expects to achieve its exposure to COIN through total return swaps, although the Fund may invest up to 25% of its net assets in the common stock of COIN. Because the Fund may not own the security underlying the option contract (i.e., the common stock of COIN), the Fund’s strategy may be considered a “synthetic covered call strategy,” whereby the Fund seeks to synthetically replicate 100% of the price movements of COIN through the use of derivative instruments.

Through its use of derivative instruments on COIN or purchasing shares of COIN directly, the Fund seeks to gain exposure to the price movements experienced by COIN on a one-to-one basis. However, the Fund’s sale call options to generate income will potentially limit the degree to which the Fund will participate in any gains on the notional amount of its short call exposure because the Fund will not participate in increases in value beyond the strike price of the option for that portion of the portfolio over the course of a business day. The Fund does not expect to maintain overnight exposure to sold call options, and the full NAV of the Fund’s portfolio will be exposed to movement of COIN overnight until options are sold the following business day. This strategy effectively converts a portion of the daily potential upside return of COIN into current income. Additionally, to the extent that COIN lost value on a given day, such loss will be offset to some degree by the premiums earned by the Fund on its sold call options. As a result, the Fund’s overall strategy will limit the Fund’s participation in gains in the stock price of COIN beyond a certain point.

To implement the covered call options strategy, the Fund may sell exchange-traded options, over-the-counter option contracts and/or FLexible EXchange® options (“FLEX Options”). Traditional exchange-traded options have standardized terms, the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC. Over-the-counter options contracts are not guaranteed for settlement and are subject to counterparty risk. The ability to terminate over-the-counter option positions is more limited than with exchange-traded option positions because the predominant market is the issuing broker rather than an exchange and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations.

The Fund intends to make weekly distribution payments to shareholders. A portion of these weekly distributions will likely be characterized as return of capital. Return of capital represents a return of a portion of a Fund shareholder’s invested capital and is not the equivalent of dividend yield. Return of capital distributions will reduce an investor’s cost basis and may result in higher capital gains upon sale.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in (or substantially exposed to) the same industry as that assigned to COIN. As of the date of the Prospectus, COIN is assigned to the financial services industry group.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment. There is no guarantee that the Fund will be successful in its attempt to pay weekly distributions or consistent exposure to COIN. An investment in the Fund is not an investment in COIN. The Fund’s strategy will not capture all potential gains if COIN’s share price increases in value. The Fund’s strategy is subject to all potential losses if COIN’s share price decreases in value, which may not be offset by premium income received by the Fund.

Additional Information on COIN

Coinbase Global, Inc. provides a platform for customers to engage with crypto assets. As disclosed on its most recent Form 10-K filing dated December 31, 2025, COIN offers products and services to three customer groups, including: Consumers or retail customers seeking to invest in or trade crypto assets and engage onchain; Institutions, or businesses that include market makers, asset managers, hedge funds, banks, wealth platforms, registered investment advisors, payment platforms, and public and private corporations; and developers, such as entrepreneurs, creators, merchants, crypto asset issuers, organizations and financial institutions, and other groups building decentralized protocols, applications, products, or other services onchain. COIN generates fees from consumers trading on its platform, including through volume-based transaction fees and a spread depending on the type of trade. COIN also offers an institutional-grade custody platform with a highly secure cold storage solution both within the United States and globally. Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in (or substantially exposed to) the same industry as that assigned to COIN.

Coinbase Global, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Coinbase Global, Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 001-40289 through the SEC’s website at www.sec.gov. In addition, information regarding Coinbase Global, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding Coinbase Global, Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser, the Sub-Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser, the Sub-Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Coinbase Global, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of COIN have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Coinbase Global, Inc. could affect the value of the Fund’s investments with respect to COIN and therefore the value of the Fund. Lastly, neither the Fund, the Trust, the Adviser nor the Sub-Adviser, nor any of their respective affiliates, make any representations investors as to the performance of COIN.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	under normal market conditions, seeks to achieve its investment objective by investing at least 80% of its total assets in cash or cash equivalent securities, such as U.S. Treasury securities and short duration fixed-income ETFs, and securities and financial instruments that provide exposure to COIN.